Income taxes - Net operating loss carryfowards (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 794,171
Tax Year 2021
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	16
Tax Year 2022
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	396
Tax Year 2023
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	1,362
Tax Year 2024
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	9,181
Tax Year 2025
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	13,516
Tax Year 2026
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	13,402
Tax Year 2027
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	16,430
Tax Year 2028
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	311,838
Tax Year 2029
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	111,343
Tax Year 2030
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	115,550
Tax Year 2031
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	96,273
Tax Year 2032
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	16,951
Tax Year 2033
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	2,990
Tax Year 2034
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 84,923